Patent and Trademarks (Tables)	12 Months Ended
Dec. 31, 2017
Patent and Trademarks [Abstract]
Schedule of patent and trademarks
	2017	2016
Patent rights and intangible assets	$930,000	$930,000
Patent defense costs	172,457	172,457
New patents and trademarks	-	65,738
Subtotal	1,102,457	1,168,165
Accumulated amortization	(463,691)	(395,801)
Patent rights and intangible assets, net	$638,766	$772,394